Investments in Affiliates	12 Months Ended
Dec. 31, 2011
Investments in Affiliates [Abstract]
Investments in Affiliates
Investments in Affiliates

Investments in affiliates as of December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Retail finance joint ventures	$322.2	$305.7
Manufacturing joint ventures	14.3	82.5
Other joint ventures	9.8	9.8
	$346.3	$398.0

The Company’s manufacturing joint ventures as of December 31, 2011 consisted of GIMA and a joint venture with a third-party manufacturer to produce engines in South America. The manufacturing joint ventures as of December 31, 2010 also included Laverda, which was previously an operating joint venture between the Company and the Italian ARGO group. On March 3, 2011, the Company acquired the remaining 50% interest in Laverda (Note 2). The other joint ventures represent minority investments in farm equipment manufacturers, distributors and licensees.

The Company’s equity in net earnings of affiliates for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Retail finance joint ventures	$43.6	$43.4	$36.4
Manufacturing and other joint ventures	5.3	6.3	2.3
	$48.9	$49.7	$38.7

Summarized combined financial information of the Company’s retail finance joint ventures as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	As of December 31,
	2011	2010
Total assets	$7,738.4	$7,092.8
Total liabilities	7,080.8	6,469.0
Partners’ equity	657.6	623.8

	For the Years Ended December 31,
	2011	2010	2009
Revenues	$364.2	$352.9	$335.8
Costs	220.5	212.2	229.0
Income before income taxes	$143.7	$140.7	$106.8

The majority of the assets of the Company’s retail finance joint ventures represents finance receivables. The majority of the liabilities represents notes payable and accrued interest. Under the various joint venture agreements, Rabobank or its affiliates provide financing to the joint venture companies (Note 13).

At December 31, 2011 and 2010, the Company's receivables from affiliates were approximately $122.9 million and $106.3 million, respectively. The receivables from affiliates are reflected within Accounts and notes receivable, net within the Company's Consolidated Balance Sheets.

The portion of the Company’s retained earnings balance that represents undistributed retained earnings of equity method investees was approximately $208.2 million and $184.9 million as of December 31, 2011 and 2010, respectively